Segment reporting - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) segment	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Operating Segments [Abstract]
Number of operating segments | segment	1
adjustments for share based payments including employer tax	€ 12.1	€ 22.4	€ 14.7
Adjustments for acquisition related costs	€ 7.3	€ 3.3	€ 8.9